INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Revenues
Total advertising revenue	$ 1,517.4	₽ 87,400	₽ 72,579	₽ 58,210
Other revenues	115.5	6,654	3,346	1,582
Total revenues	1,632.9	94,054	75,925	59,792
Yandex websites
Revenues
Total advertising revenue	1,131.1	65,149	52,888	43,099
Yandex ad network websites
Revenues
Total advertising revenue	$ 386.3	₽ 22,251	₽ 19,691	₽ 15,111